Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities:
Net income	$ 37,838	$ 29,852	$ 53,623	$ 36,325
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	13,345	15,960	31,574	33,422
(Gain)/Loss on foreign currency remeasurement of intercompany item	(138)	(1,484)	244	(3,206)
Deferred taxes	522	2,699	4,422	2,706
Non-cash interest expense		4,988	5,103	12,874
Working capital adjustments:
Accounts receivable	(8,966)	(13,130)	(4,099)	(3,680)
Prepaid expenses, other current and non-current assets	503	(5,941)	(204)	(870)
Accounts payable, accrued expenses and other payables	794	3,847	5,835	(1,630)
Contract liabilities	(521)	250	609	(112)
Income tax payable	(5,602)	2,581	2,689	(1,749)
Other current and non-current liabilities	6,065	1,507	54	2,582
Net cash flows provided by operating activities	43,840	41,129	99,850	76,662
Cash flow from (used in) investing activities:
Acquisition of Double8 Games Co., Ltd.		(1,952)	(1,952)
Purchases of property and equipment	(82)	(168)	(217)	(200)
Purchases of intangible assets	(1)	(9)	(6)
Disposals of property and equipment	3
Net cash flows from (used in) investing activities	(80)	(2,129)	(2,175)	(200)
Cash flows from (used in) financing activities:
Proceeds from capital investment from parent				5,124
Proceeds received from short-term borrowings				68,631
Proceeds received from long-term borrowings with related parties				17,158
Repayments of long-term borrowings with related parties		(16,569)	(42,371)
Repayments of short-term borrowings		(33,137)	(33,897)	(152,704)
Net cash flows used in financing activities		(49,706)	(76,268)	(61,791)
Net foreign exchange difference on cash and cash equivalents	(690)	(1,993)	(637)	(3,217)
Net increase (decrease) in cash and cash equivalents	43,070	(12,699)	20,770	11,454
Cash and cash equivalents at beginning of period	63,188	42,418	42,418	30,964
Cash and cash equivalents at end of period	106,258	29,719	63,188	42,418
Noncash financing activity:
Conversion of 2.5% Convertible bonds, net of tax		187,095	187,095
Conversion of 2.5% Non-convertible bonds with warrants, net of tax		64,374	64,374
Interest		3,886	5,891	9,779
Income taxes	$ 13,646	$ 4,399	$ 12,546	$ 10,196